DISCLOSURE OF OTHER INFORMATION (Details Textuals) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Issued capital		$ 353,618,000	$ 353,618,000
Dividend payables		174,266,000	88,578,000
Dividends paid, classified as financing activities		121,586,000	130,624,000	$ 143,003,000
Dividends recognised as distributions to owners of parent		119,499,000	128,793,000
Insurance compensation	[1]	$ 35,000
Interim dividend [Member]
Percentage of dividend distribution		20.00%
Final dividend [Member]
Explanation of the information about the basis for dividend paid		The final dividend paid each year corresponds to the difference between the 40% of the prior year distributable net profit and the amount of the interim dividend paid.
Ordinary shares [member]
Issued capital		$ 353,618,000	$ 353,618,000
Proportion of ordinary shares in entity share capital		100.00%

[1]	Loss of forest due to fires are presented net of ThU.S.$35,000 from insurance compensation as of December 2017.